Share Capital and Other Components of Equity (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 13, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jul. 01, 2024
Share Capital and Other Components of Equity [Line Items]
Common shares outstanding		21,516,305		21,516,305		2,594,850
Voting shares outstanding
Preferred shares outstanding	3,528,407					3,528,408
Company issued common shares		21,516,305		21,516,305		2,594,850	302,552
Estimated fair value (in Dollars)						$ 3,200,000	$ 3,200,000
Company effectively issued new common shares	4,615,384
Common shares issued	9,760,738
Outstanding preferred shares issued	3,473,256
Voting shares outstanding				one
Stock-based compensation expense (in Dollars)		$ 18,601	$ 153,900	$ 34,896	$ 358,059	$ 219,627
Proceeds from Stock Options Exercised (in Dollars)					$ 53,861
Fair value additional paid (in Dollars)				$ 875,127
As Restated [Member]
Share Capital and Other Components of Equity [Line Items]
Preferred shares outstanding						3,528,407
Business Combination [Member]
Share Capital and Other Components of Equity [Line Items]
Common shares issued service				24,590
Securities Purchase Agreement [Member]
Share Capital and Other Components of Equity [Line Items]
Common shares connection with securities purchase agreement				343,053
Investor [Member]
Share Capital and Other Components of Equity [Line Items]
Common shares issued				401,884
Common Stock [Member]
Share Capital and Other Components of Equity [Line Items]
Common shares outstanding		21,516,305		21,516,305		2,594,851
Voting shares outstanding		1,391,181		1,391,181
Common shares outstanding for business combination				19,380,187
Common Stock [Member] | Warrant [Member]
Share Capital and Other Components of Equity [Line Items]
Purchase warrants		203,986		203,986